Subsequent Events (Details Textual) (USD $)	3 Months Ended	0 Months Ended
	Mar. 31, 2015	Feb. 27, 2015	Jan. 15, 2015	Dec. 31, 2014	Mar. 04, 2015	Mar. 26, 2015	Jan. 30, 2015	Mar. 02, 2015
Number of vessels held for sale				7
Numbers of vessels owned				2
Purchase price paid for New Vessels				$ 848,526,000
Capesize converted to LR2 Tankers [Member]
Number of vessels held for sale				6
Subsequent Event [Member]
Proceeds from Bank Debt	106,388,000
Subsequent Event [Member] | Capesize [Member]
Number of vessels					3
Subsequent Event [Member] | Capesize converted to LR2 Tankers [Member]
Number of vessels					3
Subsequent Event [Member] | $26,000 Credit Facility [Member] | Capesize
Line of Credit Facility, Maximum Borrowing Capacity		26,000,000
Number of vessels		1
Months facility matures after the drawdown date		0 years 6 months
Subsequent Event [Member] | $411,264 Credit Facility | Capesize
Line of Credit Facility, Maximum Borrowing Capacity			411,264,000
Number of vessels			7
Portion of Facility fixed coupon rate	6.25%
Subsequent Event [Member] | $411,264 Credit Facility | Capesize converted to tankers [Member]
Number of vessels						5
Subsequent Event [Member] | $260,264 Credit Facility formerly the $411,264 Credit Facility [Member] | Capesize
Line of Credit Facility, Maximum Borrowing Capacity						240,264,000
Credit facility, Maximum borrowing capacity reduction						171,000,000
Subsequent Event [Member] | $42,000 Credit Facility | KamsarmaxMember | Imabari Shipbuilding Co., Ltd. [Member]
Line of Credit Facility, Maximum Borrowing Capacity							42,000,000
Numbers of vessels owned							1
Number of tranches	2
Maturity period of tranches	6 years
Subsequent Event [Member] | $19,800 Credit Facility [Member] | KamsarmaxMember | Tsuneishi Group (Zhoushan) Shipbuilding Inc. [Member]
Line of Credit Facility, Maximum Borrowing Capacity								19,800,000
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum	2.50%
Maturity period of tranches	10 years
Subsequent Event [Member] | $39,600 Credit Facility reduced to $19,800 Credit Facility [Member] [Member] | KamsarmaxMember | Tsuneishi Group (Zhoushan) Shipbuilding Inc. [Member]
Line of Credit Facility, Maximum Borrowing Capacity								39,600,000
Subsequent Event [Member] | $230,325 Credit Facility [Member] | Capesize [Member] | Shanghai Waigaoqiao Shipbuilding Co., Ltd. [Member]
Number of vessels								7
Subsequent Event [Member] | $230,325 Credit Facility [Member] | KamsarmaxMember | Tsuneishi Group (Zhoushan) Shipbuilding Inc. [Member]
Line of Credit Facility, Maximum Borrowing Capacity								230,325,000
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum		0.25%
Amount of days the facility matures, after the date insurance is approved	0 years 0 months 10 days
Subsequent Event [Member] | $234,900 Credit Facility previously announced reduced to $230,325 Credit Facility [Member] [Member] | KamsarmaxMember | Tsuneishi Group (Zhoushan) Shipbuilding Inc. [Member]
Line of Credit Facility, Maximum Borrowing Capacity								234,900,000
Minimum [Member] | Subsequent Event [Member] | $411,264 Credit Facility | Capesize [Member]
Maturity period of tranches			6 years 0 months
Maximum [Member] | Subsequent Event [Member] | $411,264 Credit Facility | Capesize [Member]
Maturity period of tranches			12 years
Q1-16 [Member] | Subsequent Event [Member] | Capesize [Member]
Number of vessels					2
Q1-16 [Member] | Subsequent Event [Member] | $19,800 Credit Facility [Member] | KamsarmaxMember | Tsuneishi Group (Zhoushan) Shipbuilding Inc. [Member]
Number of vessels								1
Q1-15 [Member] | Subsequent Event [Member] | $230,325 Credit Facility [Member] | Capesize [Member] | Shanghai Waigaoqiao Shipbuilding Co., Ltd. [Member]
Number of vessels								1
Q-1 2015 - Q-2 2016 [Member] | Subsequent Event [Member] | $230,325 Credit Facility [Member] | Capesize [Member] | Shanghai Waigaoqiao Shipbuilding Co., Ltd. [Member]
Number of vessels								6
Q2-16 [Member] | Subsequent Event [Member] | Capesize
Number of vessels					1
Q2-16 [Member] | Subsequent Event [Member] | Capesize converted to LR2 Tankers [Member]
Number of vessels					2
Q3-17 [Member] | Subsequent Event [Member] | LR1 Product Tankers [Member]
Number of vessels					1
Assets Held-for-sale [Member] | Subsequent Event [Member] | Capesize Vessels Converted to LR1 Tankers [Member]
Gain (Loss) on Contract Termination	23,000,000
Kamsarmax Hull SS164 - TBN SBI Salsa [Member]
Number of vessels held for sale				1
Capesize - Hull H1309 TBN SBI Puro | Subsequent Event [Member] | Capesize
Vessel Time Charter out per day rate	13,800
Capesize - Hull H1309 TBN SBI Puro | Minimum [Member] | Subsequent Event [Member] | Capesize
Vessel Charter out period	0 years 10 months
Capesize - Hull H1309 TBN SBI Puro | Maximum [Member] | Subsequent Event [Member] | Capesize
Vessel Charter out period	0 years 13 months
London Interbank Offered Rate (LIBOR) [Member] | Subsequent Event [Member] | $42,000 Credit Facility | KamsarmaxMember | Imabari Shipbuilding Co., Ltd. [Member]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum	2.80%
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member] | Subsequent Event [Member] | $411,264 Credit Facility | Capesize
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum	1.90%
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member] | Subsequent Event [Member] | $230,325 Credit Facility [Member] | KamsarmaxMember | Tsuneishi Group (Zhoushan) Shipbuilding Inc. [Member]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum		2.00%
London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member] | Subsequent Event [Member] | $411,264 Credit Facility | Capesize
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum	2.95%
London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member] | Subsequent Event [Member] | $230,325 Credit Facility [Member] | KamsarmaxMember | Tsuneishi Group (Zhoushan) Shipbuilding Inc. [Member]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum		3.25%
JAPAN | 2014 [Member] | 10-Jan-15 [Member] | Subsequent Event [Member] | Panamax [Member]
Penalties incurred for early redelivery of vessel	375,000
Newbuilding Drybulk carriers [Member] | Subsequent Event [Member]
Purchase price paid for New Vessels	176,023,000
Assets Held-for-sale [Member] | Subsequent Event [Member]
Purchase price paid for New Vessels	$ 19,756,000